Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares		6 Months Ended		11 Months Ended	12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 31, 2021
Common Class A [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		35,509,303	92,382,798
Common Class A [Member] | Rigetti Holdings Inc
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount				79,848,506	70,544,584
Common Class B [Member] | Rigetti Holdings Inc
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount				23,218,418	23,218,418
Convertible Series C-1 Preferred Stock | Common Class A [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	[1]	0	23,218,418
Convertible Series C-1 Preferred Stock | Common Class B [Member] | Rigetti Holdings Inc
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount				23,218,418	23,218,418
Convertible Series C Preferred Stock | Common Class A [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	[1]	0	54,478,261
Convertible Series C Preferred Stock | Common Class A [Member] | Rigetti Holdings Inc
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount				54,478,261	5,478,261
Warrants | Common Class A [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	[1],[2]	14,176,066	1,890,514
Warrants | Common Class A [Member] | Rigetti Holdings Inc
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount				8,513,515	2,680,607
Employee Stock Option Member | Common Class A [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	[1]	9,482,711	12,795,605
Employee Stock Option Member | Common Class A [Member] | Rigetti Holdings Inc
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount				11,468,275	13,385,716
Restricted Stock Units RSU | Common Class A [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		11,850,526	0
Restricted Stock Units RSU | Common Class A [Member] | Rigetti Holdings Inc
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount				5,388,455	0

[1]	The number of outstanding shares as of June 30, 2021 have been retrospectively adjusted to reflect the Exchange Ratio.
[2]	The number of outstanding shares as of June 30, 2022 and June 30, 2021 does not include 1,608,359 shares of Unvested Customer Warrants.